LOANS, FINANCING AND DEBENTURES	6 Months Ended
Jun. 30, 2023
LOANS, FINANCING AND DEBENTURES
LOANS, FINANCING AND DEBENTURES

18.LOANS, FINANCING AND DEBENTURES

18.1.Breakdown by type

			Current		Non-current		Total
		Average
		annual
		interest rate -	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
Type	Interest rate	%	2023	2022	2023	2022	2023	2022
In foreign currency
BNDES	UMBNDES	5.4	4,174	11,207			4,174	11,207
Bonds	Fixed	5.0	832,242	907,059	39,928,218	43,218,286	40,760,460	44,125,345
Export credits (“export prepayments”)	LIBOR/Fixed	6.2	1,719,005	156,156	14,597,783	16,779,064	16,316,788	16,935,220
Assets financing	SOFR	3.6	44,320	26,755	177,526	113,217	221,846	139,972
IFC - International Finance Corporation	SOFR	5.9	1,845		2,850,036		2,851,881
Others			10,647	5,980			10,647	5,980
			2,612,233	1,107,157	57,553,563	60,110,567	60,165,796	61,217,724
In local currency
BNDES	TJLP	8.4	55,034	69,495	221,302	246,004	276,336	315,499
BNDES	TLP	10.7	53,908	41,640	2,346,197	1,775,991	2,400,105	1,817,631
BNDES	Fixed	4.5	8,563	18,666	2,004	4,011	10,567	22,677
BNDES	SELIC	13.3	67,951	67,115	836,034	814,320	903,985	881,435
CRA (“Agribusiness Receivables Certificates”)	CDI/IPCA	9.6	1,269,990	1,829,966			1,269,990	1,829,966
NCE (“Export credit notes”)	CDI	11.0	78,548	76,463	1,378,261	1,277,616	1,456,809	1,354,079
NCR (“Rural producer certificates”)	CDI	10.7	12,981	13,144	274,265	274,127	287,246	287,271
Export credits (“export prepayments”)	Fixed	8.1	1,339,409	77,694		1,315,813	1,339,409	1,393,507
Debentures	CDI	11.7	33,926	33,689	6,388,162	5,421,113	6,422,088	5,454,802
			2,920,310	2,227,872	11,446,225	11,128,995	14,366,535	13,356,867
			5,532,543	3,335,029	68,999,788	71,239,562	74,532,331	74,574,591

Interest on financing			1,141,837	1,238,623			1,141,837	1,238,623
Non-current funding			4,390,706	2,096,406	68,999,788	71,239,562	73,390,494	73,335,968
			5,532,543	3,335,029	68,999,788	71,239,562	74,532,331	74,574,591

18.2.Breakdown by maturity – non - current

						2029
	2024	2025	2026	2027	2028	onwards	Total
In foreign currency
Bonds	5,970	1,640,973	2,495,454	3,350,524	2,406,200	30,029,097	39,928,218
Export credits (“export prepayments”)	894,202	5,254,429	4,656,085	3,793,067			14,597,783
Assets financing	22,774	46,987	48,860	48,123	10,782		177,526
IFC - International Finance Corporation				187,413	883,520	1,779,103	2,850,036
	922,946	6,942,389	7,200,399	7,379,127	3,300,502	31,808,200	57,553,563
In local currency
BNDES – TJLP	22,052	98,809	85,571	7,090	3,590	4,190	221,302
BNDES – TLP	21,408	60,963	80,573	141,272	138,439	1,903,542	2,346,197
BNDES – Fixed	2,004						2,004
BNDES – SELIC	28,720	217,090	217,135	28,057	28,103	316,929	836,034
NCE (“Export credit notes”)		640,800	637,460	25,000	25,000	50,001	1,378,261
NCR (“Rural producer certificates”)		137,500	136,765				274,265
Debentures		2,340,550	2,333,776		748,306	965,530	6,388,162
	74,184	3,495,712	3,491,280	201,419	943,438	3,240,192	11,446,225
	997,130	10,438,101	10,691,679	7,580,546	4,243,940	35,048,392	68,999,788

18.3.Roll-forward of loans, financing and debentures

	June 30,	December 31,
	2023	2022
Opening balance	74,574,591	79,628,629
Fundraising, net of issuance costs	5,276,816	1,335,715
Interest accrued	2,309,587	4,007,737
Monetary and exchange rate variations, net	(4,543,048)	(3,949,020)
Settlement of principal	(765,533)	(2,517,934)
Settlement of interest	(2,352,484)	(4,019,072)
Amortization of fundraising costs	32,402	69,649
Others (fair value adjustments to on business combinations)		18,887
Closing balance	74,532,331	74,574,591

18.4.Breakdown by currency

	June 30,	December 31,
	2023	2022
Brazilian Reais	14,355,349	13,347,244
U.S. Dollars	60,172,808	61,216,140
Currency basket	4,174	11,207
	74,532,331	74,574,591

18.5.Fundraising costs

The fundraising costs are amortized based on the terms of agreements and the effective interest rate.

			Balance to be amortized
			June 30,	December 31,
Type	Cost	Amortization	2023	2022
Bonds	434,970	255,182	179,788	210,822
CRA and NCE	125,222	119,769	5,453	10,838
Export credits (“export prepayments”)	191,710	132,897	58,813	75,520
Debentures	59,216	16,279	42,937	9,984
BNDES	63,588	52,692	10,896	12,016
IFC - International Finance Corporation	41,943	459	41,484
Others	18,147	17,412	735	873
	934,796	594,690	340,106	320,053

18.6.Guarantees

Some loan and financing agreements have guarantees clauses, in which the financed equipment or other property, plant and equipment are offered as collateral by the Company, as disclosed in Note 15.1.

The Company does not have contracts with restrictive financial clauses (financial covenants) which must be complied with.

18.7.Relevant transactions entered into during the period

18.7.1.BNDES

On June 27, 2023, the Company raised  R$500,000 from BNDES indexed to the Long-Term Rate (“TLP”), plus a fixed interest rate of 5.23% p.a., with a principal grace period of 7 (seven) years and maturity in December 2037. The funds were allocated to projects in the forestry sector.

18.7.2.International Finance Corporation (“IFC”)

On December 22, 2022, the Company obtained a new credit line (“A&B Loan”) to be financed by the International Finance Corporation (IFC) and a syndicate of commercial banks, in a total amount of US$600,000 (equivalent to R$2,891,520).

The financing consists of the following parts: (i) “A-loan” in the amount of US$250,000 (equivalent to R$1,204,800) with IFC’s own resources, at a cost of Term SOFR + 1.80% p.a. and a total term of eight years, with a principal grace period of six years; and (ii) “B-loan,” a syndicated loan in the amount of US$350,000 (equivalent to R$1,686,720) at a cost of Term SOFR + 1.60% p.a. and a total term of seven years, with a principal grace period of five years.

This credit line was fully utilized by June 30, 2023.

The credit operation has sustainability performance indicators (KPIs) associated with goals for: (a) reducing greenhouse gas (GHG) emissions intensity, and (b) increasing the representation of women in leadership positions within the Company. The funds will be allocated to the Cerrado Project.

18.7.3.Advance of exchange contract (“ACC”)

On May 19, 2023, the Company raised US$100,000 (equivalent to R$481,920) from BNP Paribas at a fixed rate of 6.00%, with maturity in May 2024.

On June 21, 2023, the Company raised US$35,000 (equivalent to R$168,672) from BNP Paribas at a fixed rate of 6.52%, with maturity in June 2024.

18.7.4.Debenture

On June 29, 2023, the Company issued debenture in the amount of R$1,000,000.

The debenture consists of two parts: (i) an amount of R$500,000 at a cost of IPCA + 6.0188% p.a. and a total term of seven years, with a single maturity in 2030; and (ii) an amount of R$500,000 at a cost of IPCA + 6.2477% p.a. and a total term of ten years, with a single maturity in 2033.

18.8.Significant transactions settled during the period

On June 22, 2023, the Company settled a CRA contract in the amount of R$685,239 (principal and interest), with an original maturity in June 2023 and a cost of IPCA + 5.9844%.